OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Sep. 06, 2019	Jun. 21, 2019	Dec. 31, 2021	Dec. 31, 2020
OTHER NON-CURRENT ASSETS
Rental deposits			$ 5,428	$ 5,964
Prepayment for investments			2,197	6,017
Prepayment for property, plant and equipment			927	1,943
Others			116	514
Other non-current assets			$ 8,668	14,438
Loan receivables, net				$ 107
Shandong Buladun
OTHER NON-CURRENT ASSETS
Ownership percentage		10.00%
Equity method investments, cash consideration invested		$ 1,362
Digital Knowledge World Co., Ltd. Islands
OTHER NON-CURRENT ASSETS
Ownership percentage	10.00%
Equity method investments, cash consideration invested	$ 4,636